                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: June 30, 2000
                                              ----------------
 Check here if Amendment [ ]; Amendment Number:
                                              ----------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:     GMT Capital Corp.
          ---------------------------------------------
 Address:  2100 RiverEdge Parkway
          ---------------------------------------------
           Suite 840
          ---------------------------------------------
           Atlanta, GA 30328-4656
          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     George E. Case, III
          ---------------------------------------------
 Title:    Vice President
          ---------------------------------------------
 Phone:    770-989-8261
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 /s/ George E. Case, III    Atlanta, GA                  8/15/00
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:
                                         -------------------
 Form 13F Information Table Entry Total:
                                         -------------------
 Form 13F Information Table Value Total: $
                                         -------------------
                                            (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]


                          FORM 13F INFORMATION TABLE
June 30, 2000


          COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6      COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
          NAME OF         TITLE OF                 VALUE       SHRS OR  SH/ PUT/     INVESTMENT      OTHER        VOTING AUTHORITY
          ISSUER           CLASS       CISIP      (x$1000)     PRN AMT  PRN CALL     DISCRETION     MANAGERS     SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
3 Com                    Common Stock  885535104  1,951,701       33,869  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Abercrombie and
  Fitch Co               Common Stock  002896207  1,182,188       97,000  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Alza Pharmaceuticals     Common Stock  022615108  3,370,125       57,000  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Arch Chemicals           Common Stock  03937R102  2,585,625      118,200  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Avant! Corporation       Common Stock  053487104    562,031       30,000  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Bellwether Exploration
  Company                Common Stock  079895207  2,839,134      341,550  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Canadian Natural
  Resources              Common Stock  136385101  2,079,590       71,000  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Carrington
  Laboratories, Inc.     Common Stock  144525102     23,719       11,000  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Cellergy
  Pharmaceuticals        Common Stock  15115L103  2,650,329      321,252  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Chromatics
  Color Sciences         Common Stock  171116304    100,220       20,558  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Copytele Inc.            Common Stock  217721109    146,563       93,800  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Crompton Corp.           Common Stock  227116100    967,750       79,000  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Datametrics Corp.        Common Stock  238085104     44,760       37,300  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Diversinent Corp.        Common Stock  25536K204    198,906       16,750  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
e Connect                Common Stock  27889S107     11,200       20,000  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
EarthShell               Common Stock  27032B100  1,029,109      339,500  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Eclipse Surgical         Common Stock  278849104  1,772,225      405,080  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Arts          Common Stock  285512109    425,255        5,830  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Emisphere Technologies   Common Stock  291345106  1,149,388       26,975  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Gliatech Inc.            Common Stock  37929C103  1,437,750       71,000  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Gulf Indonesia
  Resources, Ltd.        Common Stock  402284103    824,000      103,000  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
HNC Software             Common Stock  40425P107  1,996,995       32,340  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
HomeGrocer.Com           Common Stock  43740K100    717,719      119,000  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Imaginon                 Common Stock  45246K104     38,399       36,140  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
International
  Home Foods Inc         Common Stock  459655106  2,510,406      119,900  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Iowa Beef                Common Stock  449223106  5,369,163      347,800  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
KTel                     Common Stock  482724200    242,144      113,950  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Lubrizol Corp.           Common Stock  549271104  2,381,400      113,400  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Network Peripherals      Common Stock  64121R100  1,816,538      108,450  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Ocular Sciences          Common Stock  675744106  2,117,350      180,200  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Organogenesis            Common Stock  685906109    249,223       21,790  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Presstek                 Common Stock  741113104    412,706       25,300  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Ranger Oil Ltd.          Common Stock  752805101    245,850       44,700  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Rational Software        Common Stock  75409P202    464,688        5,000  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Rehabilicare             Common Stock  758944102  1,153,125      410,000  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Santa Fe Energy          Common Stock  80218K105  2,491,125      219,000  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Seven Seas Petro         Common Stock  817917107     17,991       15,150  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Source Media             Common Stock  836153304    279,980       71,675  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Sunrise Technology       Common Stock  86769L103  5,282,050      528,205  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Swift Energy             Common Stock  870738101    249,700        8,800  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Talisman Energy          Common Stock  87425E103  1,722,500       52,000  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Tech Data Corp           Common Stock  878237106  7,231,375      166,000  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Telebras                 Common Stock  885908103      7,790       19,000  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Terayon Comm.
  Systems                Common Stock  880775101  1,927,031       30,000  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
To The Mart              Common Stock  89151P104     20,550       27,400  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Travelocity.com          Common Stock  893953109    329,956       20,150  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Upton Resources, Inc.    Common Stock  91685D102  2,245,205    1,175,500  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Valence                  Common Stock  918914102    717,219       38,900  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Vision Sciences
  Inc. Delaware          Common Stock  927912105     78,750       60,000  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
VoiceStream Wireless
  Corp.                  Common Stock  928615103    639,633        5,500  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Carey Diversified        Common Stock  14174P105  1,825,813      111,500  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Wave Systems             Common Stock  943526103  1,325,546       83,829  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Wynn's International
  Inc.                   Common Stock  983195108    376,613       16,600  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Xybernaut                Common Stock  984149104    592,938       53,000  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
Zixit Corporation
  (Custom Tracks)        Common Stock  98974P100  2,280,094       49,500  None         Sole          None              Sole
-----------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL    74,709,133
-----------------------------------------------------------------------------------------------------------------------------------